Commitments and Contingencies Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Operating Leased Assets [Line Items]
Operating leases, rent expense	$ 85,000
Capital Lease [Abstract]
2014	53,981
2015	35,963
2016	1,101
2017	0
2018	0
Thereafter	0
Total minimum lease payments	91,045
Less amount representing interest	(13,180)
Total principal lease payments	77,865	27,580
Less current maturities	(43,852)	(17,638)	(59,783)
Total long term obligations	34,013	10,212	47,076
Operating Leases [Abstract]
2014	111,054
2015	171,520
2016	181,006
2017	190,490
2018	199,580
Thereafter	67,976
Total minimum lease payments	921,626
Employer matching contribution, percent of match	50.00%
Employer matching contribution, percent of employees' gross pay	8.00%
Employers matching contribution, annual vesting percentage	20.00%
Share-based compensation arrangement by share-based payment award, award vesting period (in years)	2 years
Contributions by employer	25,477	40,405
General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense	125,000	329,000
Minimum [Member]
Operating Leased Assets [Line Items]
Lease price per square foot	17.50
Maximum [Member]
Operating Leased Assets [Line Items]
Lease price per square foot	$ 21.50